GOING CONCERN (Tables)	6 Months Ended
Jun. 30, 2026
Going concern [Abstract]
Schedule of Working Capital and Liquid Equity Position
As of June 30, 2026, the Company’s net working capital and equity position are as follows:

Description	June 30, 2026 (Unaudited)	December 31, 2025	Variation
Net working capital	(8,599,395)	(23,169,625)	14,570,230
Equity	(5,154,864)	(29,038,062)	23,883,198